Average Annual Total Returns - FidelityMidCapIndexSmallCapIndexFunds-ComboPRO - FidelityMidCapIndexSmallCapIndexFunds-ComboPRO - Fidelity Small Cap Index Fund	Jun. 29, 2022
Fidelity Small Cap Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	14.72%
Past 5 years	12.11%
Past 10 years	13.38%
Fidelity Small Cap Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	13.62%
Past 5 years	11.12%
Past 10 years	12.42%
Fidelity Small Cap Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.39%
Past 5 years	9.37%
Past 10 years	10.85%
RS002
Average Annual Return:
Past 1 year	14.82%
Past 5 years	12.02%
Past 10 years	13.23%